Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Information by Segment

The Group’s segment information as of and for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues
Revenues from external customers:
Network	450,125	465,040	563,124	93,021
Hospital	—	197,309	417,511	68,968

Total revenues from external customers	450,125	662,349	980,635	161,989

Intersegment revenues:
Network	—	19,894	2,517	416

Total intersegment revenues	—	19,894	2,517	416
Total segment revenues	450,125	682,243	983,152	162,405
Reconciling item
Elimination of intersegment revenues	—	(19,894)	(2,517)	(416)

Total revenues	450,125	662,349	980,635	161,989

Segment profit
Network	(161,306)	180,631	148,509	24,532
Hospital	—	25,922	32,221	5,323

Total segment profit	(161,306)	206,553	180,730	29,855
Foreign exchange losses, net	(10,975)	(101)	767	127
Interest income	13,357	5,895	17,712	2,926
Interest expense	(6,454)	(16,255)	(47,027)	(7,768)
Loss from disposal of property, plant and equipment	—	(1,072)	(1,235)	(204)
Share of net profit of equity investees	—	1,790	15,521	2,564
Other expenses (income) , net	346	(144)	608	100

(Loss) income before taxes	(165,032)	196,666	167,076	27,600

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Segment assets
Network	2,970,788	3,431,560	566,854
Hospital	750,020	700,344	115,689

Total segment assets	3,720,808	4,131,904	682,543
Reconciling item
Intersegment elimination	(55,588)	(38,347)	(6,334)

Total assets	3,665,220	4,093,557	676,209

	For the Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Expenditures for additions to long-lived assets
Network	267,645	284,803	134,150	22,160
Hospital	—	112,825	57,739	9,538
Intersegment elimination	—	(57,140)	—	—

Total expenditure for additions to long-lived assets	267,645	340,488	191,889	31,698
Depreciation and amortization expenses
Network	119,895	133,996	139,764	23,088
Hospital	—	16,218	42,681	7,050

Total depreciation and amortization expenses	119,895	150,214	182,445	30,138
Impairment loss of long-lived assets and goodwill
Network	(333,934)	(3,360)	—	—
Hospital	—	—	—	—

Total impairment loss	(333,934)	(3,360)	—	—